Earnings per Unit and Cash Distributions - Additional Information (Detail) - shares	3 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Distribution Made to Limited Partner [Line Items]
Number of common units and subordinated units outstanding	29,694,094
Series A Preferred Unit [Member]
Distribution Made to Limited Partner [Line Items]
Number of common units and subordinated units outstanding	3,750,000
KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Number of common units and subordinated units outstanding	8,567,500
IDR Holders [Member] | KNOT [Member] | Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders	48.00%	48.00%	48.00%	48.00%
Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Number of common units and subordinated units outstanding	21,036,226
Common Units [Member] | KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Number of common units and subordinated units outstanding	90,368
General Partner Unit [Member]
Distribution Made to Limited Partner [Line Items]
Number of General Partner Units Outstanding	558,674		558,674		558,674
General Partner Unit [Member] | KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Number of General Partner Units Outstanding	558,674